Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 141,049	$ 0
Cost of revenue	130,070	0
Gross profit	10,979	0
Operating expenses
Bank service charges	71	154
Consulting fees	1,922	6,159
Dues and subscriptions	282	282
Filing fees	174	174
Administrative services	3,844	0
Office expense	2,563	0
Total operating expenses	8,856	6,769
Net income (loss)	2,123	(6,769)
Other comprehensive income (loss)
Foreign currency translation	1,009	(791)
Comprehensive income (loss)	$ 3,132	$ (7,560)
Basic and diluted weighted average shares outstanding
Weighted average number of common shares outstanding - basic and diluted	7,300,274	7,000,000
Basic and diluted net income (loss) per share
Basic and diluted earnings (loss) per common share	$ 0.0003	$ (0.0010)